Fair Value	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Fair Value

(26) Fair Value

(a) Definition of Fair Value Hierarchy

Honda uses a three-level hierarchy when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety. Honda recognizes the transfers between the levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(b) Method of Fair Value Measurement

The fair values of assets and liabilities are determined based on relevant market information and through the use of an appropriate valuation method.

The measurement methods and assumptions used in the measurement of assets and liabilities are as follows:

(Cash and cash equivalents, trade receivables and trade payables)

The fair values approximate their carrying amounts due to their short-term maturities.

(Receivables from financial services)

The fair value of receivables from financial services is measured primarily by discounting future cash flows using the current interest rates applicable for these receivables of similar remaining maturities. Fair value measurement for receivables from financial services is classified as Level 3.

(Debt securities)

Debt securities consist mainly of mutual funds, corporate bonds, local bonds and auction rate securities.

The fair value of mutual funds with an active market is measured by using quoted market prices. Fair value measurement for mutual funds with an active market is classified as Level 1.

The fair values of corporate bonds and local bonds are measured based on proprietary pricing models provided by specialists and/or market makers and the models obtain a wide array of market observable inputs such as credit ratings and discount rates. Fair value measurements for corporate bonds and local bonds are classified as Level 2.

The subsidiary’s auction rate securities are A to AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and the United States government, and guaranteed at approximately 95% by the United States government. To measure fair value of auction rate securities, Honda uses a third-party-developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.

(Equity securities)

The fair value of equity securities with an active market is measured by using quoted market prices. Fair value measurement for equity securities with an active market is classified as Level 1.

The fair value of equity securities with no active market is measured mainly by using the comparable company valuation method and other appropriate valuation methods. Fair value measurement for equity securities with no active market is classified as Level 3. In addition, in the case that cost represents the best estimate of fair value, fair value for the equity securities with no active market is measured at cost.

Price book-value ratio (PBR) of a comparable company are used as a significant unobservable input in the fair value measurement of equity securities classified as Level 3. The fair value increases (decreases) as PBR of a comparable company rise (decline). Such fair value measurements are conducted in accordance with the group accounting policy approved by the appropriate person of authority and based upon valuation methods determined by personnel in accounting divisions of Honda.

(Derivatives)

Derivatives consist mainly of foreign currency forward exchange contracts, foreign currency option contracts, currency swap agreements and interest rate swap agreements.

The fair values of foreign currency forward exchange contracts and foreign currency option contracts are measured by using market observable inputs such as spot exchange rates, discount rates and implied volatility. The fair values of currency swap agreements and interest rate swap agreements are measured by discounting future cash flows using market observable inputs such as LIBOR rates, swap rates, and foreign exchange rates. Fair value measurements for these derivatives are classified as Level 2.

The credit risk of the counterparties is considered in the valuation of derivatives.

(Financing liabilities)

The fair value of financing liabilities is measured by discounting future cash flows using interest rates currently available for liabilities of similar terms and remaining maturities. Fair value measurement of financing liabilities is mainly classified as Level 2.

(c) Assets and Liabilities Measured at Fair Value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
As of March 31, 2018	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥38,926	¥—	¥38,926
Interest rate instruments	—	49,419	—	49,419

Total	—	88,345	—	88,345

Debt securities	26,763	37,860	5,206	69,829
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	—	—	—
Equity securities	198,011	—	12,671	210,682

Total	¥224,774	¥126,205	¥17,877	¥368,856

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥16,417	¥—	¥16,417
Interest rate instruments	—	36,369	—	36,369

Total	—	52,786	—	52,786

Total	¥—	¥52,786	¥—	¥52,786

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2018.

	Yen (millions)
As of March 31, 2019	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥12,233	¥—	¥12,233
Interest rate instruments	—	34,164	—	34,164

Total	—	46,397	—	46,397

Debt securities	21,090	31,551	5,439	58,080
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	10,495	—	10,495
Equity securities	108,879	—	98,156	207,035

Total	¥129,969	¥88,443	¥103,595	¥322,007

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥35,449	¥—	¥35,449
Interest rate instruments	—	34,042	—	34,042

Total	—	69,491	—	69,491

Total	¥—	¥69,491	¥—	¥69,491

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2019.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2018 and 2019 are as follows:

	Yen (millions)
For the year ended March 31, 2018	Debt securities	Equity securities
Balance as of April 1, 2017	¥5,610	¥11,318

Total gains or losses:
Profit or loss	111	—
Other comprehensive income	—	(323)
Purchases	—	1,833
Sales	(222)	(107)
Exchange differences on translating foreign operations	(293)	(50)

Balance as of March 31, 2018	¥5,206	¥12,671

Unrealized gains or losses included in profit or loss on assets held at March 31, 2018	¥111	¥—

	Yen (millions)
For the year ended March 31, 2019	Debt securities	Equity securities
Balance as of April 1, 2018	¥5,206	¥12,671

Total gains or losses:
Profit or loss	(42)	—
Other comprehensive income	—	(3,824)
Purchases	—	89,651
Sales	—	(295)
Exchange differences on translating foreign operations	275	(47)

Balance as of March 31, 2019	¥5,439	¥98,156

Unrealized gains or losses included in profit or loss on assets held at March 31, 2019	¥(42)	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2018 and 2019 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.

Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2018 and 2019 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

(d) Financial Assets and Financial Liabilities measured at amortized cost

The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥4,958,063	¥4,935,772	¥5,405,250	¥5,417,297
Debt securities	104,286	104,284	54,964	54,952
Financing liabilities	6,799,010	6,795,675	7,331,120	7,355,632

The table does not include financial assets and financial liabilities measured at amortized cost whose fair values approximate their carrying amounts.